OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 5 - OTHER CURRENT LIABILITIES

A.	Consists of:

	As of December 31,
	2 0 1 1	2 0 1 0

Accrued salaries and fringe benefits	$3,869	$3,936
Accrued warranty costs (See B below)	2,044	2,347
Governmental institutions	1,066	890
Investment in financial instruments	402	-
Other	701	735
	$8,082	$7,908

B.	Accrued warranty costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2011 and 2010:

	As of December 31,
	2 0 1 1	2 0 1 0

Balance as of beginning of year	$2,347	$963
Services provided under warranty	(2,518)	(1,869)
Changes in provision	2,215	3,253
Balance as of end of year	$2,044	$2,347